Offerings - Offering: 1	Feb. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	600,000,000
Proposed Maximum Offering Price per Unit	0.99941
Maximum Aggregate Offering Price	$ 599,646,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,811.11
Offering Note	None